PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	€ 710,260	€ 669,283
Property, plant and equipment, ending balance	850,550	710,260
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,518,499	2,367,435
Additions	300,794	188,904
Divestitures	(20,303)	(35,423)
Reclassification	0	0
Translation differences and other movements	(3,941)	(2,417)
Property, plant and equipment, ending balance	2,795,049	2,518,499
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,808,239	1,698,152
Depreciation	156,384	143,484
Divestitures	(19,224)	(32,299)
Translation differences and other movements	(900)	(1,098)
Property, plant and equipment, ending balance	1,944,499	1,808,239
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	23,537	22,681
Property, plant and equipment, ending balance	23,574	23,537
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	23,537	22,681
Additions	25	892
Divestitures	0	0
Reclassification	0	0
Translation differences and other movements	12	(36)
Property, plant and equipment, ending balance	23,574	23,537
Land | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	0	0
Industrial buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	199,489	204,681
Property, plant and equipment, ending balance	218,469	199,489
Industrial buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	341,749	337,503
Additions	14,710	4,691
Divestitures	(641)	(77)
Reclassification	17,225	355
Translation differences and other movements	330	(723)
Property, plant and equipment, ending balance	373,373	341,749
Industrial buildings | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	142,260	132,822
Depreciation	10,407	9,860
Divestitures	(627)	(69)
Translation differences and other movements	2,864	(353)
Property, plant and equipment, ending balance	154,904	142,260
Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	403,693	325,161
Property, plant and equipment, ending balance	362,901	403,693
Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,959,462	1,786,156
Additions	81,936	131,981
Divestitures	(16,684)	(31,877)
Reclassification	16,853	73,160
Translation differences and other movements	(3,130)	42
Property, plant and equipment, ending balance	2,038,437	1,959,462
Plant, machinery and equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,555,769	1,460,995
Depreciation	136,793	124,629
Divestitures	(15,976)	(29,761)
Translation differences and other movements	(1,050)	(94)
Property, plant and equipment, ending balance	1,675,536	1,555,769
Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	26,781	28,287
Property, plant and equipment, ending balance	30,415	26,781
Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	136,991	132,622
Additions	9,679	11,855
Divestitures	(2,740)	(3,101)
Reclassification	1,137	(2,685)
Translation differences and other movements	(593)	(1,700)
Property, plant and equipment, ending balance	144,474	136,991
Other assets | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	110,210	104,335
Depreciation	9,184	8,995
Divestitures	(2,621)	(2,469)
Translation differences and other movements	(2,714)	(651)
Property, plant and equipment, ending balance	114,059	110,210
Advances and assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	56,760	88,473
Property, plant and equipment, ending balance	215,191	56,760
Advances and assets under construction | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	56,760	88,473
Additions	194,444	39,485
Divestitures	(238)	(368)
Reclassification	(35,215)	(70,830)
Translation differences and other movements	(560)	0
Property, plant and equipment, ending balance	215,191	56,760
Advances and assets under construction | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	€ 0	€ 0